A.B. KORELIN & ASSOCIATES INC.

17404 163rd Place SE

Phone:  206-219-3820

Renton, Washington  98058

Fax:  206-232-1196

April 11, 2007

Carmen Moncada-Terry

Division of Corporate Finance

United States Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549-0405

RE: Unbridled Energy Corporation

       20-F Registration Statement Amendment #2

On behalf of Unbridled Energy, I hereby submit Unbridled’s 20-F Registration Statement Amendment #2, as well as management’s Response to Staff Comments letter.

If you have any questions, please call me at (206) 219-3820.

Sincerely,

/s/  Steven G. Taylor

Steven G. Taylor

A.B. Korelin & Associates